7. Share-based payments (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Common Stock issued for services, Value	$ 31,200	$ 302,250	$ 631,550	$ 373,679
Fully-vested common stock warrants granted			7,204,573	645,424
Intrinsic value of fully-vested common stock warrants			$ 1,059,248	$ 20,500
Common stock warrants under the service condition vested	60,000		120,000
Recognized expense	$ 24,877		$ 64,540
Unrecognized expense			1,165,000
Investor relations agreement [Member]
Fair value of unearned shares of common stock			$ 62,400
Issuance of common stock	180,000		120,000
Recorded expense	$ 31,200		$ 91,800
Unearned shares of common stock			120,000
Financing advisory services [Member]
Recognized expense			$ 200,379
Fair value of warrants	179,964		352,000
Reduction in expense	$ 20,415
UPT management agreement [Member]
Fair value of unearned shares of common stock			338,000
Employee stock options Fully-vested [Member]
Recognized expense			7,950,000
Employee stock options Market price-based [Member]
Unrecognized expense			$ 5,562,000
Nonemployee Common stock [Member]
Common Stock issued for services, Shares			445,000	25,000
Common Stock issued for services, Value			$ 539,750	$ 6,500